Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	May 04, 2012	Dec. 31, 2025 USD ($) shares	Feb. 01, 2026	Dec. 31, 2025 $ / shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed information Of Share Capital [line items]
Share capital		$ 3,921
Description in classes of shares		four classes of shares (A, B, C and D)
Par value of share | $ / shares				$ 10
Description of voting rights		1 vote per share
Description of shares based on grants outstanding		the affirmative vote of the Argentine Government is required for: (i) mergers; (ii) acquisitions of more than 50% of YPF shares in an agreed or hostile bid; (iii) transfers of all the YPF’s exploitation and exploration rights; (iv) the voluntary dissolution of YPF; (v) change of corporate and/or tax address outside Argentina; or (vi) make an acquisition that would result in the purchaser holding 15% or more of the Company’s capital stock, or 20% or more of the outstanding Class D shares. Items (iii) and (iv) also require prior approval by the Argentine Congress.
Proportion of maximum shares acquired by related party			44.90%
Repurchase of own shares issued, shares | shares		343,654
Acquisition cost of treasury shares		$ 10
Legal reserves as a percentage of net profit prior year adjustments and transfer from other comprehensive income minimum		5.00%
Maximum percentage of legal reserve		20.00%
Statutory reserve		$ 787					$ 787	$ 787
Restricted distribution of retained earnings		$ 35
Percentage of voting equity interests acquired			44.90%
Reserves for Purchase Of Treasury Share [member]
Disclosure Of Detailed information Of Share Capital [line items]
Retained earnings					$ 33	$ 34,205
Reserve of gains and losses from investments in equity instruments [member]
Disclosure Of Detailed information Of Share Capital [line items]
Retained earnings					$ 6,587	$ 6,787,343
Expropation Shares of YPF Owned by Repsol [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of ownership interests in equity	57.43%
Petersen Energia SAU and Affiliates [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Participation in the capital stock	25.46%
Federal Government [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	51.00%
State or Province [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	49.00%
Ordinary shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Number of shares of common stock | shares		393,312,793
Class A shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Common shares outstanding | shares		3,764
Proportion of maximum shares acquired by related party		50.00%
Percentage of voting equity interests acquired		50.00%
Capital Stock [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of maximum shares acquired by related party		15.00%
Percentage of voting equity interests acquired		15.00%
Class D Shares [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of maximum shares acquired by related party		20.00%
Percentage of voting equity interests acquired		20.00%